UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida June 30 , 2006
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	61
Form 13F information table value total:	177,788,949
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE






NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M CO			88579Y101	4,736,139		58,637
ALBERTO CULVER CO CL B	013068101	2,482,284		50,950
AMERICAN EXPRESS CO	025816109	2,767,537		52,002
AMGEN INC COM		031162100	3,532,792		54,159
ANHEUSER BUSCH COS INC	035229103	6,163,302		135,190
AURA SYS INC COM NEW	051526200	2			3
AUTOMATIC DATA PROCESS	053015103	6,583,698		145,175
AVON PRODUCTS INC	054303102	2,717,204		87,652
BALDWIN AND LYONS INC 	057755209	1,196,868		46,936
BANDAG INC CL A		059815308	1,018,505		32,855
BERKSHIRE HATHAWAY INC 	084670207	4,993,563		1,641
CASCADE NATL GAS CORP	147339105	1,734,863		82,260
CINTAS CORP COM		172908105	2,755,686		69,308
COCA COLA CO		191216100	7,486,270		174,018
COLGATE PALMOLIVE CO	194162103	4,856,070		81,070
COMMUNICATIONS SYS INC	203900105	827,073			80,690
DELL INC COM		24702R101	4,838,922		197,830
EBAY INC COM		278642103	2,636			90
EXXON MOBIL CORP	30231G102	2,148,710		35,024
GENERAL ELECTRIC CO	369604103	5,688,695		172,594
GROLSCH NV - CVA (EUR) 	N37291916	4,882,357		131,667
HARLEY DAVIDSON INC	412822108	5,662,313		103,157
HAWKINS INC		420261109	1,375,151		98,190
HEALTH MGMT ASSOC INC 	421933102	2,875,886		145,910
HERSHEY COMPANY		427866108	3,285,856		59,667
HOME DEPOT INC		437076102	2,845,372		79,502
HORACE MANN EDUCATORS 	440327104	3,942,401		232,590
INTERNATIONAL SPEEDWAY 	460335201	2,383,418		51,400
JOHNSON AND JOHNSON CO	478160104	2,514,456		41,964
LABORATORY AMER HLDGS 	50540R409	3,759,937		60,420
MCGRAW HILL CO INC	580645109	7,126,856		141,884
MEDTRONIC INC		585055106	4,053,570		86,393
MERCK & CO INC		589331107	3,692,071		101,347
MICROSOFT CORP		594918104	2,425,244		104,088
MOCON INC		607494101	1,025,233		108,033
MONSANTO CO NEW COM	61166W101	2,021			24
MOODYS CORP COM		615369105	2,131,793		39,144
MYLAN LABS INC COM	628530107	4,097,840		204,892
NATIONAL DENTEX CORP	63563H109	1,199,927		51,721
OIL DRI CORP AMERICA	677864100	1,453,959		73,805
PATTERSON DENTAL CO COM	703395103	3,690,844		105,664
PAYLESS SHOESOURCE INC	704379106	7,608			280
PEPSICO INC		713448108	5,687,656		94,731
PFIZER INC		717081103	2,547,828		108,557
PROCTER AND GAMBLE CO	742718109	1,252,223		22,522
SARA LEE CORP COM	803111103	3,186,714		198,921
SEI INVESTMENTS CO COM	784117103	4,467,534		91,398
SERVICEMASTER CO	81760N109	3,509,215		339,711
ST PAUL TRAVELERS INC 	792860108	3,626,850		81,356
STEPAN CO		858586100	3,173,253		100,483
TELEPHONE & DATA SYS 	879433100	1,833,813		44,295
TELEPHONE & DATA SYS 	879433860	1,138,253		29,261
THE LIMITED		532716107	4,385,563		171,378
TIDEWATER INC COM	886423102	26,076			530
UNITED PARCEL SVC INC 	911312106	3,019,136		36,671
UNITED-GUARDIAN INC	910571108	182,070			21,675
VIRCO MFG CO		927651109	486,925			97,385
WAL MART STORES INC	931142103	2,163,679		44,918
WALGREEN CO COM		931422109	3,587			80
WALT DISNEY CO COM	254687106	3,057,240		101,908
XL CAPITAL LTD A SHS	G98255105	3,076,402		50,186